General Information / Summary of Significant Accounting Policies - Estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2014
Buildings and Constructions [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	5 years
Buildings and Constructions [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	45 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	2 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	5 years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	5 years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	10 years
Furniture, Fixtures and Other Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	3 years
Furniture, Fixtures and Other Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life (in years)	5 years